Per share amounts (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Basic earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ (102,577)	$ (53,169)
Weighted average common shares outstanding	397,630,947	395,829,380
Basic earnings (loss) per common share	$ (0.26)	$ (0.13)
Diluted earnings (loss) per share computation
Net earnings (loss) attributable to equity holders	$ (102,577)	$ (53,169)
Weighted average common shares outstanding	397,630,947	395,829,380
Dilutive effect of stock options	0	0
Weighted average common shares outstanding, assuming dilution	397,631,000	395,829,000
Diluted earnings (loss) per common share	$ (0.26)	$ (0.13)